UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     -------------------------------------------

                           Touchstone Investment Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
 -------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      09/30
                          --------------------------
Date of reporting period:   06/30/09
                          --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund - June 30, 2009 (Unaudited)
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    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 0.5%
$      215,000  California State Taxable UTGO,
                   5.950%, 4/1/16                                $       209,640
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 42.9%
       455,000  Countrywide Home Loan,
                   4.125%, 9/15/09                                       456,482
       230,000  Pepco Holdings Inc FRN,
                   1.293%, 6/1/10                                        225,559
       275,000  Williams Companies Inc 144a,
                   6.375%, 10/1/10                                       274,946
       275,000  Deutsche Telecom, 5.375%, 3/23/11                        286,189
       250,000  Kroger Company, 6.800%, 4/1/11                           264,665
       140,000  Vodafone Group PLC FRN,
                   .969%, 6/15/11                                        136,650
       350,000  XSTRATA Finance Canada 144a,
                   5.500%, 11/16/11                                      344,883
       265,000  BAE Systems Holdings Inc 144a,
                   6.400%, 12/15/11                                      281,120
       235,000  Morgan Stanley, 5.625%, 1/9/12                           240,501
       170,000  Donnelley (R.R.) & Sons,
                   5.625%, 1/15/12                                       164,231
       220,000  Federated Retail Holding,
                   5.350%, 3/15/12                                       200,247
       310,000  Time Warner Inc, 6.875%, 5/1/12                          331,621
       265,000  KeyBank NA, 5.500%, 9/17/12                              262,131
       265,000  NiSource Finance Corp,
                   6.150%, 3/1/13                                        263,418
       250,000  Citigroup Inc, 5.500%, 4/11/13                           234,311
       345,000  American Express Credit Corp,
                   5.875%, 5/2/13                                        342,574
       305,000  New York Life Global Funding 144a,
                   4.650%, 5/9/13                                        309,365
       325,000  Arcelormittal, 5.375%, 6/1/13                            311,281
       235,000  Nucor Corp, 5.000%, 6/1/13                               245,265
     2,420,000  Dow Jones CDX HY 10-T 144a,
                   8.875%, 6/29/13                                     2,202,199
       405,000  Time Warner Cable Inc, 6.200%, 7/1/13                    426,726
       235,000  Rockies Express Pipeline,
                   6.250%, 7/15/13                                       236,569
       380,000  CRH America Inc, 5.300%, 10/15/13                        353,921
       275,000  Walt Disney Company,
                   4.500%, 12/15/13                                      286,677
       335,000  Fedex Corp, 7.375%, 1/15/14                              361,799
       285,000  Novartis Capital Corp,
                   4.125%, 2/10/14                                       293,370
       230,000  Allied Waste North America,
                   6.125%, 2/15/14                                       232,300
       225,000  PepsiAmericas Inc, 4.375%, 2/15/14                       226,636
       300,000  Roche Holdings Inc 144a,
                   5.000%, 3/1/14                                        313,772
       270,000  Coca-Cola Company,
                   3.625%, 3/15/14                                       273,071
       275,000  Bank of America Corp,
                   7.375%, 5/15/14                                       284,079
       190,000  Met Life Global Funding I 144a,
                   5.125%, 6/10/14                                       188,521
       225,000  France Telecom, 4.375%, 7/8/14                           226,750
       305,000  Brandywine Operating Partnership,
                   5.400%, 11/1/14                                       236,815
       275,000  Rogers Wireless Inc, 7.500%, 3/15/15                     299,144
       250,000  Southern Power Company,
                   4.875%, 7/15/15                                       241,813
       330,000  Viacom Inc, 6.250%, 4/30/16                              325,103
       245,000  Avalonbay Communities,
                   5.750%, 9/15/16                                       228,086
       290,000  WEA Finance/WCI Finance 144a,
                   5.700%, 10/1/16                                       251,101
       320,000  Centerpoint Energy Inc,
                   5.950%, 2/1/17                                        279,618
       230,000  Enel Finance International 144a,
                   6.250%, 9/15/17                                       240,137
       150,000  AT&T Inc, 5.500%, 2/1/18                                 149,781
       350,000  Norfolk Southern Corp,
                   5.750%, 4/1/18                                        357,860
       330,000  John Deere Capital Corp,
                   5.350%, 4/3/18                                        328,028
       275,000  Caterpillar Financial Services
                   Corp, 5.450%, 4/15/18                                 261,815
       415,000  General Electric Capital Corp,
                   5.625%, 5/1/18                                        392,500
       330,000  Rio Tinto Finance USA Ltd,
                   6.500%, 7/15/18                                       330,192
       225,000  Electricite de France 144a,
                   6.500%, 1/26/19                                       246,426
       225,000  Cisco Systems Inc, 4.950%, 2/15/19                       224,989
       240,000  Goldman Sachs Group Inc,
                   7.500%, 2/15/19                                       256,985
       210,000  News America Inc 144a,
                   6.900%, 3/1/19                                        218,824
       145,000  JP Morgan Chase & Company,
                   6.300%, 4/23/19                                       145,844
       235,000  Comcast Corp, 5.700%, 7/1/19                             232,867
       260,000  Oracle Corp, 5.000%, 7/8/19                              259,030
       225,000  Spectra Energy Capital,
                   8.000%, 10/1/19                                       237,501
       175,000  Encana Corp, 6.500%, 8/15/34                             177,750
       210,000  Midamerican Energy Holdings,
                   6.125%, 4/1/36                                        207,580
       210,000  Plains All American Pipeline,
                   6.650%, 1/15/37                                       194,828
       275,000  Verizon Communications,
                   6.250%, 4/1/37                                        265,738
       270,000  American Water Capital Corp,
                   6.593%, 10/15/37                                      236,839
       270,000  McDonald's Corp, 6.300%, 10/15/37                        291,392
       300,000  Wal-Mart Stores Inc, 6.200%, 4/15/38                     322,398

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund   (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 42.9% (CONTINUED)
$      200,000  JPMorgan Chase, 6.400%, 5/15/38                  $       200,504
       295,000  Anheuser-Busch Inbev 144a,
                   8.200%, 1/15/39                                       328,534
       300,000  AT&T Inc, 6.550%, 2/15/39                                299,467
       225,000  FPL Group Capital Inc,
                   6.350%, 10/1/66                                       175,500
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    19,526,818
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 39.9%
       875,000  Bear Stearns Commercial
                   Mortgage Securities Inc
                   2007-PW16, 5.720%, 5/11/17                            718,093
       241,852  FNMA, 4.500%, 6/1/18                                     250,912
     3,000,000  FNMA Pool #9223, 4.500%, 7/1/18                        3,060,001
        94,215  FNMA, 4.500%, 2/1/19                                      97,744
       367,348  FNMA, 5.500%, 11/1/22                                    384,947
       300,724  FNMA Pool #974401, 4.500%, 4/1/23                        307,320
       353,191  FNMA Pool #974403, 4.500%, 4/1/23                        360,937
       277,458  FNMA, 5.000%, 6/1/23                                     287,526
       295,451  FNMA Pool #995220, 6.000%, 11/1/23                       313,344
       352,572  FNMA Pool #995472, 5.000%, 11/1/23                       365,366
        64,424  GNMA, 4.625%, 9/20/24                                     65,987
        49,198  GNMA, 4.000%, 10/17/29                                    48,506
        23,067  FNMA, 8.000%, 5/1/30                                      25,169
         5,418  GNMA, 8.000%, 7/15/30                                      5,820
        78,528  FNMA, 7.500%, 1/1/31                                      85,733
        23,204  FNMA, 8.000%, 2/1/31                                      25,319
       543,526  Impac Secured Assets Corp
                   2003-2, 5.500%, 8/25/33                               479,492
       842,430  Wells Fargo Mortgage Backed
                   Securities Trust, 4.935%, 2/25/34                     752,723
     1,300,000  Deutsche Alt-A Securities Inc
                   Mortgage Loan Trust,
                   5.250%, 6/25/35                                       878,720
       407,005  Residential Asset Securitization
                   Trust 2005, 5.500%, 6/25/35                           216,603
     1,270,233  CS First Boston Mortgage
                   Securities Corp, 5.000%, 7/25/35                    1,252,555
     1,255,779  CS First Boston Mortgage
                   Securities Corp, 5.500%, 10/25/35                     919,465
       582,089  Structured Asset Securities
                   Corp, 5.500%, 10/25/35                                426,198
       339,161  Merrill Lynch Mortgage Trust,
                   4.435%, 11/12/35                                      336,486
       582,734  Washington Mutual Mortgage
                   Pass-Thru Certificates,
                   5.500%, 11/25/35                                      502,471
       343,076  Structured Adjustable Rate
                   Mortgage Loan 2005-23,
                   5.450%, 1/25/36                                       220,825
       260,473  Residential Funding Mtg Sec I,
                   5.750%, 2/25/36                                       170,175
       587,130  Residential Asset Securitization
                   Trust 2006-A1, 6.000%, 4/25/36                        412,289
       550,000  CS First Boston Mortgage
                   Securities Corp, 5.113%, 7/15/36                      486,830
     1,000,000  GE Capital Commercial Mortgage
                   Corp, 5.349%, 8/11/36                                 999,827
       214,113  Bear Stearns Commercial Mortgage
                   Securities Inc 2002-TOP6,
                   5.920%, 10/15/36                                      217,758
       875,969  Countrywide Asset Backed
                   Certificates, 6.018%, 11/25/36                        250,643
       256,629  CS First Boston Mortgage
                   Securities Corp 2002-CKN2,
                   5.939%, 4/15/37                                       257,548
       503,833  GE Capital Commercial Mortgage
                   Corp, 3.915%, 11/10/38                                493,620
       875,000  Bear Stearns Commercial
                   Mortgage Securities Inc
                   2005-PWR9, 4.871%, 9/11/42                            742,605
       147,207  Morgan Stanley Capital I
                   2006-HQ8, 5.124%, 3/12/44                             147,026
       135,000  Commercial Mortgage Pass-Thru
                   Certificates 2005-C6,
                   5.116%, 6/10/44                                       109,989
       376,129  JP Morgan Chase Commercial
                   Mortgage Securities Inc
                   2006-LDP8, 5.241%, 5/15/45                            379,237
     1,000,000  Morgan Stanley Mortgage Loan
                   Trust, 5.963%, 1/25/47                                379,612
       350,000  CW Capital Cobalt, 5.223%, 8/15/48                       251,820
       425,527  Wachovia Bank Commercial
                   Mortgage Trust 2006-C28,
                   5.323%, 10/15/48                                      428,755
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                 $    18,115,996
--------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 13.6%
     6,040,981  U.S. Treasury Bonds, 2.000%, 1/15/14             $     6,178,787
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund   (Continued)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                                          VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 9.1%
     4,139,879  Touchstone Institutional
                   Money Market Fund*                            $    4,139,879
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 106.0%
                (Cost $51,007,363)                               $   48,171,120

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- (6.0%)                            (2,724,774)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $   45,446,346
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bonds        $       --     $ 19,391,542   $       --     $ 19,391,542
FNMA                           --        2,504,318           --        2,504,318
GNMA                           --           71,807           --           71,807
Mortgage Related               --       15,675,147           --       15,675,147
Municipal Bonds                --          209,640           --          209,640
Treasury Notes                 --        6,178,787           --        6,178,787
Mutual Funds              4,139,879             --           --        4,139,879
                       ---------------------------------------------------------
                                                                    $ 48,171,120

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                     MARKET
      SHARES                                                         VALUE
--------------------------------------------------------------------------------
                PREFERRED STOCK -- 0.2%
           227  Preferred Blocker Inc 144a                       $        97,624
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
                CORPORATE BONDS -- 91.3%
$      300,000  Sprint Capital Corp, 7.625%, 1/30/11             $       296,625
       200,000  Briggs & Stratton Corp, 8.875%, 3/15/11                  203,250
       383,000  GMAC LLC 144a, 6.875%, 9/15/11                           335,125
       200,000  Consol Energy Inc, 7.875%, 3/1/12                        202,000
     1,000,000  M/I Homes Inc, 6.875%, 4/1/12                            800,000
       370,000  Polyone Corp, 8.875%, 5/1/12                             310,800
       688,000  GMAC LLC 144a, 6.625%, 5/15/12                           574,480
       663,000  United Refining Company,
                   10.500%, 8/15/12                                      517,140
        30,000  US Oncology Inc, 9.000%, 8/15/12                          30,675
       251,000  Steel Dynamics Inc, 7.375%, 11/1/12                      237,823
        99,000  Lamar Media Corp, 7.250%, 1/1/13 **                       94,174
        45,000  Citizens Communications,
                   6.250%, 1/15/13                                        41,400
       350,000  Stewart Enterprises, 6.250%, 2/15/13                     325,500
       963,000  DIRECTV Holdings, 8.375%, 3/15/13                        965,407
        77,000  AES Corp 144a, 8.750%, 5/15/13                            78,155
       613,000  Centennial Communications
                   Corp, 10.125%, 6/15/13                                632,156
        14,000  Cincinnati Bell Inc, 7.250%, 7/15/13                      12,810
       750,000  Tenneco Inc, 10.250%, 7/15/13                            710,625
       300,000  Texas Industries Inc, 7.250%, 7/15/13                    269,250
       441,000  Windstream Corp, 8.125%, 8/1/13                          426,668
       543,000  Dex Media West, 9.875%, 8/15/13                           82,808
       652,000  Buckeye Technologies Inc,
                   8.500%, 10/1/13                                       606,360
       175,000  Ford Motor Credit Company,
                   7.000%, 10/1/13                                       140,706
       633,000  Res-Care Inc, 7.750%, 10/15/13                           591,855
       450,000  Nextel Communications,
                   6.875%, 10/31/13                                      372,375
        56,000  Solo Cup Company 144a,
                   10.500%, 11/1/13                                       56,140
       500,000  Stena AB, 7.500%, 11/1/13                                421,250
     1,223,000  Sabine Pass Lng LP, 7.250%, 11/30/13                   1,036,492
        52,000  Cenveo Corp, 7.875%, 12/1/13                              36,400
       850,000  Overseas Shipholding Group,
                   8.750%, 12/1/13                                       786,250
       429,000  Visant Holding Corp, 8.750%, 12/1/13                     421,493
       750,000  Massey Energy Company,
                   6.875%, 12/15/13                                      686,250
       468,000  Regency Energy Partners,
                   8.375%, 12/15/13                                      451,620
       130,000  Cincinnati Bell Inc, 8.375%, 1/15/14                     120,250
     1,000,000  K Hovnanian Enterprises,
                   6.500%, 1/15/14                                       520,000
       379,000  Sungard Data Systems Inc,
                   4.875%, 1/15/14                                       335,415
        75,000  Videotron Ltee, 6.875%, 1/15/14                           69,375
       870,000  NRG Energy Inc, 7.250%, 2/1/14                           843,900
       586,000  GCI Inc, 7.250%, 2/15/14                                 534,725
     1,500,000  Qwest Communications,
                   7.500%, 2/15/14                                     1,368,749
       506,000  Asbury Automotive Group,
                   8.000%, 3/15/14                                       419,980
       657,000  HCA Inc, 5.750%, 3/15/14                                 525,600
       395,000  US Concrete Inc, 8.375%, 4/1/14                          258,725
       322,000  Glencore Funding LLC 144a,
                   6.000%, 4/15/14                                       265,943
       120,000  Virgin Media Finance PLC,
                   8.750%, 4/15/14                                       117,000
       101,000  WMG Acquisition Corp,
                   7.375%, 4/15/14                                        85,471
     1,197,000  Sensata Technologies BV,
                   8.000%, 5/1/14                                        588,026
     1,375,000  Wyndham Worldwide,
                   9.875%, 5/1/14                                      1,370,426
     1,209,000  Gibson Energy, 11.750%, 5/27/14                        1,196,909
       627,000  Cellu Tissue Holdings 144a,
                   11.500%, 6/1/14                                       616,028
       466,000  Iasis Healthcare, 8.750%, 6/15/14                        456,680
       128,000  RRI Energy Inc, 7.625%, 6/15/14 **                       117,120
       226,000  Sealy Mattress Company,
                   8.250%, 6/15/14                                       185,885
       420,000  Foundation PA Coal Company,
                   7.250%, 8/1/14                                        411,600
       468,000  Petrohawk Energy Corp 144a,
                   10.500%, 8/1/14                                       478,530
       756,000  Fisher Communications Inc,
                   8.625%, 9/15/14                                       663,390
       160,000  NXP BV/NXP Funding LLC,
                   7.875%, 10/15/14                                       72,800
       598,000  Apria Healthcare Group I 144a,
                   11.250%, 11/1/14                                      577,070
       554,000  Cricket Communications,
                   9.375%, 11/1/14                                       545,690
       439,000  MetroPCS Wireless Inc 144a,
                   9.250%, 11/1/14                                       434,610
        78,000  Crown Castle International Corp,
                   9.000%, 1/15/15                                        79,365
       205,000  Chesapeake Energy Corp,
                   9.500%, 2/15/15                                       206,538
       266,000  Invacare Corp, 9.750%, 2/15/15                           268,660
       949,000  Novelis Inc, 7.250%, 2/15/15                             721,240
       350,000  Axcan Intermediate Holdings,
                   9.250%, 3/1/15                                        351,750
     1,070,000  Holly Energy Partners LP,
                   6.250%, 3/1/15                                        922,874
       331,000  Valassis Communications,
                   8.250%, 3/1/15                                        238,734

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund  (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 91.3% (CONTINUED)
$      500,000  Meritage Homes Corp,
                   6.250%, 3/15/15                               $       392,500
        89,000  Steel Dynamics Inc, 6.750%, 4/1/15                        79,210
       534,000  PNM Resources Inc, 9.250%, 5/15/15                       494,618
       518,000  Universal Hospital Services FRN,
                   4.635%, 6/1/15                                        416,990
        52,000  Ventas Realty LP, 7.125%, 6/1/15                          50,180
       250,000  Georgia-Pacific Corp, 7.700%, 6/15/15                    233,750
       650,000  Beazer Homes USA, 6.875%, 7/15/15                        305,500
       187,000  Community Health Systems,
                   8.875%, 7/15/15                                       183,260
       152,000  Ashtead Holdings PLC 144a,
                   8.625%, 8/1/15                                        129,580
       116,000  Lamar Media Corp, 6.625%, 8/15/15                        101,500
       348,000  Lamar Media Corp Ser B,
                   6.625%, 8/15/15                                       294,060
       419,000  SunGard Data Systems Inc,
                   10.250%, 8/15/15                                      387,051
       568,000  First Data Corp, 9.875%, 9/24/15                         403,280
       760,000  Hilcorp Energy 144a, 7.750%, 11/1/15                     642,200
        86,000  Ryerson Inc, 12.000%, 11/1/15                             70,090
       620,000  Nuveen Investments Inc 144a,
                   10.500%, 11/15/15                                     427,800
       740,000  Gibraltar Industries Inc,
                   8.000%, 12/1/15                                       555,000
       926,000  Connacher Oil & Gas 144a,
                   10.250%, 12/15/15                                     560,230
       308,000  Helix Energy Solutions 144a,
                   9.500%, 1/15/16                                       281,050
       316,000  Copano Energy LLC, 8.125%, 3/1/16                        297,040
       167,000  Quebecor Media (Senior Notes),
                   7.750%, 3/15/16                                       151,344
       155,000  Quebecor Media (Senior Unsecured
                   Notes), 7.750%, 3/15/16                               140,469
       650,000  Basic Energy Services, 7.125%, 4/15/16                   516,750
        38,000  Sealy Mattress Company,
                   10.875%, 4/15/16                                       39,805
       100,000  Transcont Gas Pipe Corp,
                   6.400%, 4/15/16                                       102,630
       500,000  Jarden Corp, 8.000%, 5/1/16                              477,500
       529,000  Cricket Communications 144a,
                   7.750%, 5/15/16                                       509,163
        90,000  Goodyear Tire & Rubber,
                   10.500%, 5/15/16                                       90,900
       375,000  Owens - Brockway, 7.375%, 5/15/16                        363,750
       112,000  Teck Resources Limited 144a,
                   10.250%, 5/15/16                                      117,320
       525,000  Ace Hardware Corp 144a,
                   9.125%, 6/1/16                                        515,813
       131,000  Hilcorp Energy 144a, 9.000%, 6/1/16                      113,970
       328,000  Regency Energy Partners 144a,
                   9.375%, 6/1/16                                        317,340
       125,000  United Rentals North America 144a,
                   10.875%, 6/15/16                                      120,000
       204,000  Expedia Inc 144a, 8.500%, 7/1/16                         195,840
       719,000  Targa Resources Partners,
                   8.250%, 7/1/16                                        609,353
       331,000  Ashtead Capital Inc 144a,
                   9.000%, 8/15/16                                       280,523
       532,000  Virgin Media Finance PLC,
                   9.500%, 8/15/16                                       524,020
       578,000  Berry Petroleum Company,
                   8.250%, 11/1/16                                       495,635
       311,355  HCA Inc, 9.625%, 11/15/16                                308,241
       296,000  Virgin Media Inc 144a,
                   6.500%, 11/15/16                                      229,400
       395,000  Stena AB, 7.000%, 12/1/16                                312,050
       856,000  United Auto Group Inc,
                   7.750%, 12/15/16                                      691,220
        30,000  Asbury Automotive Group,
                   7.625%, 3/15/17                                        21,300
        30,000  General Cable Corp, 7.125%, 4/1/17                        27,225
       341,000  PPF Funding Inc 144a,
                   5.700%, 4/15/17                                       208,565
       491,000  Jarden Corp, 7.500%, 5/1/17 **                           429,625
       310,000  Edison Mission Energy,
                   7.000%, 5/15/17                                       237,925
       384,000  Ingles Markets Inc 144a,
                   8.888%, 5/15/17                                       378,240
       614,000  Mueller Water Products,
                   7.375%, 6/1/17                                        452,825
       844,000  Sealed Air Corp 144a,
                   7.875%, 6/15/17                                       836,472
       158,000  Service Corp International,
                   7.000%, 6/15/17                                       142,990
       763,000  Intergen NV 144a, 9.000%, 6/30/17                        722,943
       273,000  Interpublic Group Company 144a,
                   10.000%, 7/15/17                                      275,048
       305,000  RSC Equipment Rental Inc 144a,
                   10.000%, 7/15/17                                      304,619
       386,000  Targa Resources Partners 144a,
                   11.250%, 7/15/17                                      366,596
       968,000  Chesapeake Energy Corp 144a,
                   6.500%, 8/15/17                                       813,120
        87,000  AES Corp, 8.000%, 10/15/17                                80,910
     1,125,000  MarkWest Energy Partners,
                   8.750%, 4/15/18                                       973,124
       533,000  Atlas Pipeline Partners,
                   8.750%, 6/15/18                                       365,105
       361,000  Moog Inc, 7.250%, 6/15/18                                337,535
        96,000  CSC Holdings Inc 144a,
                   8.625%, 2/15/19                                        93,360
       313,000  Teck Resources Limited 144a,
                   10.750%, 5/15/19                                      336,475
       434,000  Dynegy Holdings Inc, 7.750%, 6/1/19                      337,978
       525,000  Allied Waste Industries,
                   9.250%, 5/1/21                                        549,379
     1,500,000  Enterprise Products, 8.375%, 8/1/66                    1,207,499
       917,000  Teppco Partners LP, 7.000%, 6/1/67                       688,308
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    52,438,211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
High Yield Fund  (Continued)
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                                         VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUNDS -- 9.4%
     4,743,059  Touchstone Institutional
                   Money Market Fund*                            $    4,743,059
       651,400  Invesco AIM Liquid Assets Portfolio (a)                 651,400
--------------------------------------------------------------------------------
                TOTAL INVESTMENT FUNDS                           $    5,394,459
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.9%
                (Cost $64,589,252)                               $   57,930,294

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- (0.9%)                              (543,391)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $   57,386,903
================================================================================


*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan, as of June30, 2009, was $634,510.

(a)   Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.


                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                   LEVEL 1          LEVEL 2   LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Corporate Bonds             $      --       $52,438,210 $     --     $52,438,210
Preferred Stock                  97,624              --       --          97,624
Mutual Funds                  5,394,460              --       --       5,394,460
                            ----------------------------------------------------
                                                                     $57,930,294

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 18.9%
$    1,000,000  Deutsche Bank NY FRN,
                   .670%, 7/1/09                                 $       995,225
       250,000  Toyota Motor Credit Corp FRN,
                   .670%, 7/1/09                                         250,000
     2,835,000  Procter & Gamble 144a,
                   5.300%, 7/6/09                                      2,835,729
       350,000  Toyota Motor Credit Corp FRN,
                   1.201%, 7/7/09                                        348,653
       500,000  American Express Centurion,
                   4.375%, 7/30/09                                       500,188
     1,500,000  National City Bank, 4.150%, 8/1/09                     1,498,828
       500,000  Northern Trust Company,
                   7.100%, 8/1/09                                        501,542
     6,934,000  Wal-Mart Stores Inc, 6.875%, 8/10/09                   6,967,806
     1,000,000  Georgia Power Company,
                   4.100%, 8/15/09                                       999,798
       500,000  Procter & Gamble FRN,
                   1.046%, 8/19/09                                       500,180
    10,155,000  National Rural Utilities,
                   5.750%, 8/28/09                                    10,208,676
       700,000  General Electric Capital Corp,
                   4.125%, 9/1/09                                        702,595
     1,900,000  Goldman Sachs Group Inc FRN,
                   .856%, 9/2/09                                       1,887,930
     1,000,000  Procter & Gamble FRN,
                   .663%, 9/9/09                                       1,000,000
     3,558,000  AT&T Inc, 4.125%, 9/15/09                              3,572,171
     1,286,000  Bellsouth Corp, 4.200%, 9/15/09                        1,292,791
     2,200,000  Caterpillar Inc, 7.250%, 9/15/09                       2,220,806
     2,115,000  General Electric Capital Corp,
                   4.625%, 9/15/09                                     2,131,970
       250,000  Gillette Company, 3.800%, 9/15/09                        251,736
       225,000  IBM Corp, 4.250%, 9/15/09                                226,767
     1,973,000  Procter & Gamble, 6.875%, 9/15/09                      1,997,358
       900,000  Wells Fargo & Company FRN,
                   .729%, 9/15/09                                        896,214
     2,431,000  JP Morgan Chase & Company,
                   3.800%, 10/2/09                                     2,448,871
     6,598,000  E.I. du Pont de Nemours & Company,
                   6.875%, 10/15/09                                    6,708,307
       690,000  General Electric Capital Corp,
                   5.250%, 10/27/09                                      697,770
     2,600,000  Export Development Canada,
                   4.080%, 11/6/09                                     2,632,084
     3,400,000  General Electric Capital Corp,
                   3.750%, 12/15/09                                    3,443,525
     2,000,000  Wachovia Mortgage,
                   4.125%, 12/15/09                                    2,009,606
     1,200,000  Caterpillar Financial Service
                   Corp, 4.150%, 1/15/10                               1,219,676
     2,160,000  Credit Suisse FB USA Inc,
                   4.125%, 1/15/10                                     2,195,125
     4,645,000  Wal-Mart Stores Inc, 4.000%, 1/15/10                   4,720,035
     3,641,000  Wells Fargo & Company,
                   4.200%, 1/15/10                                     3,682,575
     5,150,000  General Electric Capital
                   Corp, 7.375%, 1/19/10                               5,306,371
       171,000  BellSouth Corp, 7.750%, 2/15/10                          178,244
     5,350,000  Mellon Funding Corp,
                   6.375%, 2/15/10                                     5,488,007
     7,889,000  NSTAR, 8.000%, 2/15/10                                 8,158,017
     1,000,000  BP Capital Markets PLC,
                   4.875%, 3/15/10                                     1,030,302
     1,430,000  Canada Mortgage & Housing,
                   3.875%, 4/1/10                                      1,460,830
       380,000  Export Development Canada,
                   4.625%, 4/1/10                                        390,401
       695,000  E.I. du Pont De Nemours
                   Company, 4.125%, 4/30/10                              712,862
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    94,269,571
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.8%
    50,000,000  FFCB DN, .010%, 7/1/09                                50,000,001
     5,072,727  Overseas Private Investment
                   Corp FRN COP, .250%, 7/1/09                         5,072,727
     9,762,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/1/09                         9,762,000
    14,200,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/1/09                        14,200,000
     8,000,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/2/09                         8,000,000
     3,000,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/6/09                         3,000,000
     1,000,000  FHLMC, 3.250%, 7/9/09                                  1,000,660
     6,300,000  FNMA, 5.125%, 7/13/09                                  6,310,150
       100,000  FHLB DN, 7/14/09                                          99,986
       605,000  FHLMC, 4.250%, 7/15/09                                   605,891
     2,610,000  FHLB, 5.375%, 7/17/09                                  2,615,926
     1,000,000  FHLMC, 4.375%, 7/30/09                                 1,003,319
       500,000  FFCB, 5.250%, 8/3/09                                     502,111
     1,000,000  FHLB, 5.125%, 8/5/09                                   1,004,505
     5,680,000  FHLB, 5.250%, 8/5/09                                   5,707,118
       500,000  FHLB, 4.500%, 8/14/09                                    502,345
       120,000  FHLB, 6.500%, 8/14/09                                    120,841
       600,000  FHLB DN, 8/25/09                                         599,771
       200,000  FHLB, 2.850%, 8/27/09                                    200,734
       150,000  FHLB, 3.000%, 8/27/09                                    150,541
     1,223,000  FHLMC, 6.625%, 9/15/09                                 1,238,633
       205,000  FHLMC, 4.000%, 9/22/09                                   206,510
     1,300,000  FNMA, 4.030%, 9/22/09                                  1,310,909
       245,000  FHLB, 3.260%, 10/2/09                                    246,533
       500,000  FHLB, 4.500%, 10/9/09                                    505,444
       150,000  FFCB, 5.000%, 10/23/09                                   152,187
       355,000  FHLB, 3.220%, 10/30/09                                   358,351
       350,000  FHLB, 3.500%, 11/3/09                                    353,596
       315,000  FHLB, 6.500%, 11/13/09                                   322,054
     1,000,000  FHLMC, 4.125%, 11/18/09                                1,014,563

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.8%
                (CONTINUED)
$      415,000  FHLB, 4.250%, 11/20/09                           $       421,022
       200,000  FHLMC, 2.880%, 12/2/09                                   201,658
       200,000  FHLB, 5.000%, 12/11/09                                   203,786
       500,000  FHLB DN, 12/22/09                                        499,009
       500,000  FFCB, 3.000%, 12/30/09                                   505,372
       500,000  FHLB DN, 3/30/10                                         498,036
       250,000  FHLMC, 2.875%, 4/30/10                                   254,758
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                               $   118,751,047
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 31.2%
     4,500,000  Mason City Clinic (LOC: Wells
                   Fargo Bank), .630%, 7/1/09                          4,500,000
       500,000  Miami-Dade Co FL IDA IDR
                   (Dolphin Stadium Pj) (LOC: Societe
                   Generale), .680%, 7/1/09                              500,000
     7,100,000  Miami-Dade Co FL IDA IDR
                   (Dolphins Stadium) (LOC: Societe
                   Generale), .680%, 7/1/09                            7,100,000
     2,045,000  Oakland-Alameda Co CA Coliseum
                   Auth Lease Rev (LOC: Bank
                   of New York), .450%, 7/1/09                         2,045,000
     2,650,000  Yuengling Beer Company Inc
                   (LOC: PNC Bank), 1.700%, 7/1/09                     2,650,000
       813,000  Alameda Co CA IDA Rev
                   (Oakland Pallet Inc) (LOC:
                   Comerica Bank), 1.350%, 7/2/09                        813,000
     8,550,000  Bath Technology (LOC: Bank
                   of America), .700%, 7/2/09                          8,550,000
     6,410,000  Birchwood Acres (LOC: Bank
                   of America), 2.150%, 7/2/09                         6,410,000
     1,620,000  Blossom Hill Development
                   (LOC: US Bank), 2.750%, 7/2/09                      1,620,000
     2,200,000  Cincinnati Christ University
                   (LOC: US Bank), 2.000%, 7/2/09                      2,200,000
     3,550,000  CO Health Facs Auth Rev (LOC:
                   Lasalle Bank N.A.), .850%, 7/2/09                   3,550,000
       230,000  CO HFA EDR (LOC: JP Morgan
                   Chase Bank), 1.250%, 7/2/09                           230,000
       315,000  Connelly / Brueshaber Partnership
                   (LOC: US Bank NA), 2.750%, 7/2/09                     315,000
     3,260,000  Corp Finance Managers (LOC: Wells
                   Fargo Bank), .450%, 7/2/09                          3,260,000
     5,720,000  Crystal Clinic (LOC: FHLB),
                   2.250%, 7/2/09                                      5,720,000
     4,800,000  Cubba Capital II LLC (LOC: FHLB),
                   1.400%, 7/2/09                                      4,800,000
       500,000  Douglas Co GA Dev Auth LLC
                   (LOC: Wells Fargo Bank N.A.),
                   .600%, 7/2/09                                         500,000
    10,200,000  Driftwood Landing Corp (LOC:
                   National City Bank), 1.610%, 7/2/09                10,200,000
     1,135,000  Farley Investment Property (LOC:
                   US Bank NA), 2.750%, 7/2/09                         1,135,000
     4,520,000  First Church of Christ Inc Ser 06A
                   (LOC: FHLB), 2.750%, 7/2/09                         4,520,000
     2,745,000  First Church of Christ Inc Ser 06B
                   (LOC: FHLB), 2.750%, 7/2/09                         2,745,000
       500,000  FL HFC Rev (Waterford Pointe)
                   (LOC: FNMA), 2.500%, 7/2/09                           500,000
       595,000  Kent Adhesives (LOC: National
                   City Bank), 1.760%, 7/2/09                            595,000
     3,000,000  LA Loc Govt Envir Facs CDA Rev
                   (LOC: LaSalle Bank), 1.500%, 7/2/09                 3,000,000
     1,425,000  Laurel Grocery Company LLC
                   (LOC: US Bank), 2.750%, 7/2/09                      1,425,000
     3,500,000  Lexor Capital Group LLC (LOC:
                   FHLB), 1.400%, 7/2/09                               3,500,000
     1,890,000  Miarko Inc (LOC: PNC Bank),
                   3.150%, 7/2/09                                      1,890,000
     4,200,000  Midwestern Univ Ill Ed Ln (LOC:
                   Royal Bank of Canada),
                   .700%, 7/2/09                                       4,200,000
     3,787,000  Mill St Village LLC (LOC: FHLB),
                   3.300%, 7/2/09                                      3,787,000
     2,920,000  Neltner Properties LLC (LOC: US
                   Bank), 2.750%, 7/2/09                               2,920,000
     1,405,000  New Belgium Brewery Company
                   (LOC: Wells Fargo Bank),
                   .700%, 7/2/09                                       1,405,000
     1,285,000  NH St Business Fin Auth Rev
                   (Alice Peck Day - B)(LOC: TD
                   Banknorth NA), 1.000%, 7/2/09                       1,285,000
     5,320,000  Northwestern University (LOC:
                   Bank of America), .850%, 7/2/09                     5,320,000
     1,990,000  Odendton Baptist Church (LOC:
                   PNC Bank NA), .510%, 7/2/09                         1,990,000
     2,110,000  Old Hickory -TN/AHPC (LOC:
                   Wachovia Bank), .650%, 7/2/09                       2,110,000
     1,200,000  Platte Co MO IDA Rev (Complete
                   Home) (LOC: US Bank NA),
                   .650%, 7/2/09                                       1,200,000
       600,000  Polk Co FL IDA IDR (Metromont
                   Corp) (LOC: Wells Fargo Bank),
                   .600%, 7/2/09                                         600,000
     2,282,000  Progress Industrial Properties
                   (Confirming LOC: FHLB),
                   2.250%, 7/2/09                                      2,282,000
     1,485,000  QC Reprographics Inc (LOC: US
                   Bank), 2.750%, 7/2/09                               1,485,000
     5,395,000  Roman Catholic Bishop San
                   Jose (LOC: Allied Irish Bank),
                   3.500%, 7/2/09                                      5,395,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 31.2%
                (CONTINUED)
$    1,500,000  SE Christian Church KY (LOC:
                   JP Morgan Chase Bank),
                   .650%, 7/2/09                                 $     1,500,000
     2,710,000  SGM Funding Corp (LOC: US
                   Bank), 2.750%, 7/2/09                               2,710,000
     2,785,000  Sheboygan Falls WI Indl Rev
                   (HTT Inc) (LOC: US Bank NA),
                   .850%, 7/2/09                                       2,785,000
     1,760,000  Southwestern IL Dev Auth IDR
                   (Mattingly Lumber) (LOC: US
                   Bank NA), .850%, 7/2/09                             1,760,000
     2,520,000  SPG Capital LLC (LOC: LaSalle
                   Bank), .700%, 7/2/09                                2,520,000
     2,080,000  Springfield MO Redev Auth
                   Rev (Univ Plaza Hotel) (LOC:
                   Bank of America), .510%, 7/2/09                     2,080,000
     1,690,000  Springside Corp Exchange (LOC:
                   US Bank), 1.610%, 7/2/09                            1,690,000
     2,035,000  SW OH Water Company (LOC:
                   PNC Bank), 1.040%, 7/2/09                           2,035,000
     1,900,000  Upper IL River Valley Dev Auth
                   IDR (LOC: LaSalle Bank),
                   2.550%, 7/2/09                                      1,900,000
     1,205,000  WA St Hsg Fin Commn MFH
                   Rev (Brittany PK Pj-B) (LOC:
                   FNMA), .650%, 7/2/09                                1,205,000
     3,250,000  WA St Hsg Fin Commn MFH Rev
                   (Lake City Apts) (LOC: FHLMC),
                   .900%, 7/2/09                                       3,250,000
       976,000  West Point Market Inc (LOC: FHLB),
                   2.310%, 7/2/09                                        976,000
     1,200,000  Westwood Baptist Church (LOC:
                   US Bank), 2.750%, 7/2/09                            1,200,000
       500,000  Wilmington Iron & Metal (LOC:
                   JP Morgan Chase Bank),
                   2.750%, 7/2/09                                        500,000
     3,000,000  Winnebago Co IL Indl Dev
                   (LOC: FHLB), .750%, 7/2/09                          3,000,000
     1,780,000  Team Rahal Pitssburgh (LOC:
                   PNC Bank), 1.140%, 7/3/09                           1,780,000
     3,590,000  CFM International Inc (GTD:
                   General Electric), 1.030%, 7/6/09                   3,590,000
     2,800,000  Ogden City UT Redev Agy Rev
                   (LOC: Bank of New York),
                   .650%, 7/7/09                                       2,800,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES                 $   155,533,000
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 5.7%
    12,500,000  TX St Pub Fing Auth UTGO,
                   1.750%, 7/1/09                                     12,500,000
     2,945,000  IN St Bd Bk Rev, 1.980%, 8/1/09                        2,945,000
     1,000,000  Butler Co OH LTGO BANS,
                   4.000%, 8/6/09                                      1,000,000
     2,300,000  MS St UTGO, 7.000%, 10/1/09                            2,330,379
     2,700,000  Groton City CT UTGO,
                   5.125%, 10/8/09                                     2,702,666
     3,500,000  TX St UTGO (Vets Hsg Fd),
                   7.150%, 12/1/09                                     3,578,733
     1,200,000  Carmel Clay Ind Schs UTGO,
                   2.750%, 12/31/09                                    1,210,466
     1,400,000  Columbus Ind Multi-High Sch
                   Bldg Corp Bd, 2.500%, 12/31/09                      1,400,000
       900,000  Gahanna-Jefferson City Sch Dist
                   OH UTGO, 3.000%, 3/10/10                              903,046
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS                    $    28,570,290
--------------------------------------------------------------------------------

                CERTIFICATES OF DEPOSITS/TIME DEPOSITS -- 5.9%
    20,020,000  BNP Paribas, .200%, 7/1/09                            20,020,000
     9,500,000  Bank of Montreal-Chicago
                   FRN, 1.501%, 7/22/09                                9,500,000
--------------------------------------------------------------------------------
                TOTAL CERTIFICATES OF
                DEPOSITS/TIME DEPOSITS                           $    29,520,000
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 14.9%
    23,000,000  ADP CP, .150%, 7/1/09                                 23,000,000
     4,000,000  NSTAR, .100%, 7/1/09                                   4,000,000
    23,000,000  Societe Generale, .160%, 7/1/09                       23,000,000
    12,000,000  Toyota Motor Credit Corp,
                   .240%, 7/1/09                                      12,000,000
     5,000,000  Charlotte NC COP (Nascar
                   Hall of Fame) (LOC: KBC
                   Bank), 2.000%, 7/28/09                              5,000,000
     7,600,000  Charlotte NC COP (Nascar
                   Hall of Fame) (LOC: KBC Bank),
                   2.000%, 7/28/09                                     7,600,000
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                           $    74,600,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

                                                                     VALUE
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.4%
                (Amortized Cost $501,243,908)                    $  501,243,908

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- (0.4%)                            (1,966,041)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $  499,277,867
================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Commercial Paper   $          --   $   74,600,000  $        --  $    74,600,000
Corporate Bonds               --      180,954,391           --      180,954,391
FHLMC                         --        1,003,319           --        1,003,319
Government Bonds              --      112,675,001           --      112,675,001
Municipal Bonds               --      111,991,197           --      111,991,197
Time Deposits                 --       20,020,000           --       20,020,000
                   -------------------------------------------------------------
                                                                $   501,243,908

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                            VALUE

--------------------------------------------------------------------------------

                CORPORATE BONDS -- 27.5%
$      237,000  General Electric Capital Corp FRN,
                   .390%, 7/1/09                                 $       234,945
       250,000  JP Morgan Chase & Company FRN,
                   1.382%, 7/2/09                                        249,911
     1,000,000  Procter & Gamble 144a,
                   5.300%, 7/6/09                                      1,000,168
       165,000  Procter & Gamble FRN 144a,
                   1.176%, 7/6/09                                        164,997
       180,000  Wells Fargo Financial, 6.850%, 7/15/09                   180,378
       650,000  American Express Centurion,
                   4.375%, 7/30/09                                       649,415
     1,750,000  National City Bank, 4.150%, 8/1/09                     1,748,632
       500,000  Northern Trust Company,
                   7.100%, 8/1/09                                        501,542
    11,083,000  Wal-Mart Stores Inc, 6.875%, 8/10/09                  11,132,035
     1,000,000  Georgia Power Company,
                   4.100%, 8/15/09                                       999,798
     4,450,000  Procter & Gamble FRN,
                   1.046%, 8/19/09                                     4,446,419
       270,000  Toyota Motor Credit Corp FRN,
                   .691%, 8/26/09                                        269,255
     9,095,000  National Rural Utilities,
                   5.750%, 8/28/09                                     9,141,379
       157,000  General Electric Capital Corp,
                   4.125%, 9/1/09                                        157,901
     1,650,000  Goldman Sachs Group Inc FRN,
                   .856%, 9/2/09                                       1,639,519
     1,000,000  Procter & Gamble FRN,
                   .663%, 9/9/09                                       1,000,000
     4,662,000  AT&T Inc, 4.125%, 9/15/09                              4,674,289
     1,503,000  Bellsouth Corp, 4.200%, 9/15/09                        1,509,741
     4,516,000  Caterpillar Inc, 7.250%, 9/15/09                       4,549,814
       757,000  General Electric Capital Corp,
                   4.625%, 9/15/09                                       762,393
     2,117,000  Procter & Gamble, 6.875%, 9/15/09                      2,138,572
     2,000,000  BP Capital Markets PLC FRN,
                   .824%, 9/17/09                                      2,003,414
       500,000  Wells Fargo & Company FRN,
                   .782%, 9/23/09                                        497,413
     1,550,000  JP Morgan Chase & Company,
                   3.800%, 10/2/09                                     1,561,431
     5,590,000  E.I. du Pont de Nemours &
                   Company, 6.875%, 10/15/09                           5,689,278
       125,000  General Electric Capital Corp,
                   5.250%, 10/27/09                                      126,836
     1,750,000  Export Development Canada,
                   4.080%, 11/6/09                                     1,771,595
       650,000  JPMorgan Chase, 7.000%, 11/15/09                         656,232
       350,000  Bank of New York Mellon,
                   7.300%, 12/1/09                                       354,377
       785,000  Bear Stearns Company LLC,
                   7.625%, 12/7/09                                       806,840
       675,000  General Electric Capital Corp,
                   3.750%, 12/15/09                                      683,504
     2,000,000  Wachovia Mortgage,
                   4.125%, 12/15/09                                    2,009,606
     1,610,000  Caterpillar Financial Services
                   Corp, 4.150%, 1/15/10                               1,633,828
     2,040,000  Credit Suisse FB USA Inc,
                   4.125%, 1/15/10                                     2,065,718
     2,000,000  Wal-Mart Stores Inc,
                   4.000%, 1/15/10                                     2,031,390
     3,000,000  Wells Fargo & Company,
                   4.200%, 1/15/10                                     3,031,091
     3,429,000  General Electric Capital
                   Corp, 7.375%, 1/19/10                               3,536,652
       100,000  Merrill Lynch & Company,
                   4.250%, 2/8/10                                         99,262
     3,500,000  Mellon Funding Corp,
                   6.375%, 2/15/10                                     3,584,712
     8,115,000  NSTAR, 8.000%, 2/15/10                                 8,380,169
       750,000  BP Capital Markets PLC,
                   4.875%, 3/15/10                                       772,727
       305,000  Toyota Motor Credit Corp,
                   4.250%, 3/15/10                                       312,031
     1,250,000  Canada Mortgage & Housing,
                   3.875%, 4/1/10                                      1,276,949
       350,000  Export Development Canada,
                   4.625%, 4/1/10                                        359,580
       110,000  E.I. du Pont de Nemours &
                   Company, 4.125%, 4/30/10                              112,918
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    90,508,656
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.1%
    12,400,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/1/09                        12,399,999
     3,396,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/1/09                         3,396,000
       100,000  FHLB DN, 7/2/09                                           99,999
     5,000,000  Overseas Private Investment
                   Corp FRN COP, .250%, 7/8/09                         5,000,000
     4,700,000  FNMA, 5.125%, 7/13/09                                  4,707,561
     1,900,000  FHLMC, 4.250%, 7/15/09                                 1,902,872
     1,870,000  FHLB, 5.375%, 7/17/09                                  1,874,247
       250,000  FHLB FRN, .245%, 7/21/09                                 249,872
       400,000  FHLB DN, 7/29/09                                         399,925
       192,000  FHLMC, 4.375%, 7/30/09                                   192,621
       500,000  FFCB, 5.250%, 8/3/09                                     502,111
     1,000,000  FHLB, 5.125%, 8/5/09                                   1,004,505
     5,200,000  FHLB, 5.250%, 8/5/09                                   5,224,819
       175,000  FHLB, 6.500%, 8/14/09                                    176,309
       250,000  FHLB, 3.000%, 8/27/09                                    250,977
       297,000  FHLMC, 4.125%, 9/1/09                                    298,698
       100,000  FFCB, 4.150%, 9/8/09                                     100,709
       410,000  FHLB, 5.250%, 9/11/09                                    413,701
     1,000,000  FNMA, 4.030%, 9/22/09                                  1,008,535

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.1%
                (CONTINUED)
$      500,000  FHLB, 4.500%, 10/9/09                            $       505,444
       100,000  FHLMC, 4.150%, 10/28/09                                  101,218
       100,000  FNMA, 4.000%, 10/28/09                                   101,198
       100,000  FHLMC, 5.000%, 10/30/09                                  101,443
       100,000  FHLB, 4.000%, 11/13/09                                   101,307
       200,000  FHLB, 4.000%, 11/17/09                                   202,669
     1,000,000  FHLMC, 4.125%, 11/18/09                                1,014,563
       300,000  FHLMC DN, 11/23/09                                       299,273
       300,000  FHLB DN, 12/22/09                                        298,981
       500,000  FFCB, 3.000%, 12/30/09                                   505,372
       375,000  FHLB, 7.375%, 2/12/10                                    390,816
       130,000  FHLMC, 7.000%, 3/15/10                                   135,881
       100,000  FHLB, .800%, 4/21/10                                     100,171
       100,000  FNMA, 2.375%, 4/30/10                                    101,482
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                               $    43,163,278
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 41.1%
       917,000  AK Indl Dev & Expt Auth (LOC: Wells
                   Fargo Bank NA), .850%, 7/1/09                         917,000
       185,000  Alachua Co FL HFA MFH Rev
                   (Brookside Apts) (LOC: FNMA),
                   2.250%, 7/1/09                                        185,000
       600,000  Berks Co PA IDA Rev (LOC:
                   Wachovia Bank), 1.000%, 7/1/09                        600,000
        20,000  CO HFA Mfg Rev (Ready Foods
                   Pj-B-1) (LOC: US Bank NA),
                   1.600%, 7/1/09                                         20,000
       400,000  Concordia College (LOC: Bank of
                   America), .650%, 7/1/09                               400,000
     2,665,000  D & I Properties LLC (LOC: Wells
                   Fargo Bank), 1.000%, 7/1/09                         2,665,000
       175,000  FL HFC Rev (Valencia) (LOC: FNMA),
                   2.250%, 7/1/09                                        175,000
       470,000  FL Hsg Fin Corp Rev (Heritage)
                   (LOC: FNMA), 2.250%, 7/1/09                           470,000
     1,000,000  Mason City Clinic (LOC: Wells
                   Fargo Bank), .630%, 7/1/09                          1,000,000
     7,000,000  Miami-Dade Co FL IDA IDR (Dolphin
                   Stadium Pj) (LOC: Societe
                   Generale), .680%, 7/1/09                            7,000,000
     7,000,000  Raleigh NC COP (LOC: Wachovia
                   Bank), .450%, 7/1/09                                7,000,000
     3,032,000  WA St Hsg Fin Commn Nonprofit
                   Hsg Rev (LOC: Wells Fargo
                   Bank N.A.), .650%, 7/1/09                           3,032,000
       265,000  WA St MFH (Woodland) (LOC: Wells
                   Fargo Bank), .650%, 7/1/09                            265,000
     1,850,000  Yuengling Beer Company Inc
                   (LOC: PNC Bank), 1.700%, 7/1/09                     1,850,000
     3,200,000  Agra Enterprises LLC (LOC: US Bank
                   NA), 2.750%, 7/2/09                                 3,200,000
     1,145,000  Alameda Co CA IDA Rev (Golden
                   West Paper) (LOC: Comerica Bank),
                   1.350%, 7/2/09                                      1,145,000
     6,000,000  Birchwood Acres (LOC: Bank of
                   America), 2.150%, 7/2/09                            6,000,000
       850,000  Brooklake Community Church
                   (LOC: KeyBank), 1.400%, 7/2/09                        850,000
       730,000  CA Infra & Econ Dev Bk IDR (Studio
                   Moulding) (LOC: Comerica Bank),
                   3.750%, 7/2/09                                        730,000
     5,315,400  Campus Research Corp (LOC: Wells
                   Fargo Bank), .750%, 7/2/09                          5,315,400
       390,000  Carmel IN IDR (Telamon Corp)
                   (LOC: LaSalle Bank), .850%, 7/2/09                    390,000
       355,000  Carmel IN IDR (Telamon Corp) Ser
                   1996 B (LOC: LaSalle Bank),
                   .850%, 7/2/09                                         355,000
       775,000  Century Motors Acura (Elizabeth
                   Connelley Trust) (LOC: US
                   Bank NA), 2.750%, 7/2/09                              775,000
       595,000  CO HFA Mfg Rev (Ready Foods
                   Pj-B-2) (LOC: US Bank NA),
                   1.600%, 7/2/09                                        595,000
       135,000  Connelly / Brueshaber Partnership
                   (LOC: US Bank NA), 2.750%, 7/2/09                     135,000
     1,200,000  District of Columbia Rev
                   (Charitable-B) (LOC: PNC Bank
                   NA), .740%, 7/2/09                                  1,200,000
     4,455,000  Driftwood Landing Corp (LOC:
                   National City Bank), 1.610%, 7/2/09                 4,455,000
       155,000  Dublin Building LLC (LOC: National
                   City Bank), 1.760%, 7/2/09                            155,000
     2,275,000  Ferriot Inc (LOC: FHLB),
                   2.460%, 7/2/09                                      2,275,000
       583,000  Fitch Denney Funeral Home
                   (LOC: FHLB), 3.300%, 7/2/09                           583,000
       310,000  FL HFC MFH (Avalon Reserve)
                   (LOC: FNMA), 2.500%, 7/2/09                           310,000
       565,000  Goson Project (LOC: FHLB),
                   2.460%, 7/2/09                                        565,000
     3,460,000  Grasshopper Investments 144a
                   (LOC: US Bank NA), 2.750%, 7/2/09                   3,460,000
       450,000  Hyde Park United Methodist
                   Church (LOC: US Bank NA),
                   2.750%, 7/2/09                                        450,000
     1,095,000  JL Capital One LLC (LOC: Wells
                   Fargo Bank), .700%, 7/2/09                          1,095,000
       500,000  Kent Adhesives (LOC: National
                   City Bank), 1.760%, 7/2/09                            500,000
       335,000  La Crosse WI IDR (GGP Inc) (LOC:
                   Wells Fargo Bank NA),
                   .700%, 7/2/09                                         335,000
       370,000  Lake Oswego OR Redev Agy
                   Tax Incrmnt Rev (LOC: Wells
                   Fargo Bank), .600%, 7/2/09                            370,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 41.1%
                (CONTINUED)
$    4,620,000  Lee Family Partnership (LOC:
                   FHLB), 5.750%, 7/2/09                         $     4,620,000
     7,485,000  Lexington Financial Services
                   (LOC: LaSalle Bank), .600%, 7/2/09                  7,485,001
     2,190,000  Livingston Co NY IDA Civic
                   Fac Rev (LOC: HSBC),
                   1.700%, 7/2/09                                      2,190,000
       370,000  MBE Investment Company LLC
                   (LOC: FHLB), 1.400%, 7/2/09                           370,000
       950,000  MI St Hsg Dev Auth Multi-Family
                   Rev (Canterbury Apts)
                   (LOC: FHLB), .800%, 7/2/09                            950,000
     3,850,000  MI St Strategic Fd Ltd Oblig Rev
                   (MOT LLC - Ser B) (LOC: JP Morgan
                   Chase Bank), .600%, 7/2/09                          3,850,000
     3,800,000  Midwestern Univ Ill Ed Ln (LOC:
                   Royal Bank of Canada),
                   .700%, 7/2/09                                       3,800,000
     1,958,000  Mill St Village LLC (LOC: FHLB),
                   3.300%, 7/2/09                                      1,958,000
       730,000  Montgomery Co NY IDA Rev
                   (CNB Fin Corp) (LOC: FHLB),
                   2.300%, 7/2/09                                        730,000
     6,160,000  Mountain Agency Inc (LOC: US Bank
                   NA), 2.650%, 7/2/09                                 6,160,000
       290,000  New York NY IDA Civic Fac Rev
                   (LOC: HSBC), 2.800%, 7/2/09                           290,000
       325,000  New York NY IDA Civic Fac Rev
                   (LOC: HSBC), 3.000%, 7/2/09                           325,000
     1,850,000  NGSP Inc (LOC: Bank of America),
                   .700%, 7/2/09                                       1,850,000
     5,335,000  OSF Finance Company, LLC (LOC:
                   National City Bank), 1.560%, 7/2/09                 5,335,000
     1,125,000  Pittsburgh Technical Institute
                   (LOC: Wells Fargo Bank),
                   .700%, 7/2/09                                       1,125,000
     1,568,000  Progress Industrial Properties
                   (LOC: FHLB), 2.250%, 7/2/09                         1,568,000
       600,000  Rise Inc (LOC: Wells Fargo Bank),
                   .700%, 7/2/09                                         600,000
     1,000,000  Rock Spring Club (LOC: PNC Bank),
                   1.040%, 7/2/09                                      1,000,000
       990,000  Schmitz Ready Mix Inc (LOC:
                   US Bank NA), 1.500%, 7/2/09                           990,000
     1,385,000  Sherwood Baptist Church(LOC:
                   Bank of America), .700%, 7/2/09                     1,385,000
     4,560,000  Springfield MO Redev Auth Rev
                   (Univ Plaza Hotel) (LOC: Bank
                   of America), .510%, 7/2/09                          4,560,000
     2,300,000  St James Properties (LOC: FHLB),
                   2.750%, 7/2/09                                      2,300,000
       890,000  Stonehedge Enterprises (LOC: FHLB),
                   2.400%, 7/2/09                                        890,000
       100,000  Terre Haute IN Intl Arprt Auth Rev
                   (Tri Aerospace) (LOC: Northern
                   Trust), 1.250%, 7/2/09                                100,000
       485,000  VT HFA Student Hsg (West Block)
                   (LOC: Bank of Nova Scotia),
                   2.000%, 7/2/09                                        485,000
     1,045,000  WA St HFC MFH Rev (Brittany Park)
                   (LOC: FNMA), .650%, 7/2/09                          1,045,000
     1,500,000  WA St Hsg Fin Commn MFH Rev
                   (Vintage Pj) (LOC: FNMA),
                   .650%, 7/2/09                                       1,500,000
       501,000  WAI Enterprises LLC (LOC: FHLB),
                   2.750%, 7/2/09                                        501,000
       435,000  Washington MO IDA Indl Rev
                   (LOC: US Bank NA), .650%, 7/2/09                      435,000
     3,915,000  West Covina CA PFA Tax Allocation
                   Rev (LOC: Allied Irish Bank),
                   1.250%, 7/2/09                                      3,915,000
       559,000  West Point Market Inc (LOC: FHLB),
                   2.310%, 7/2/09                                        559,000
       500,000  Westgate Investment Fund (LOC:
                   Wells Fargo Bank), .600%, 7/2/09                      500,000
       630,000  Windsor Med Ctr (LOC: FHLB),
                   2.250%, 7/2/09                                        630,000
     3,285,000  Yankee Hill Housing LP (LOC:
                   Wells Fargo Bank), .600%, 7/2/09                    3,285,000
     2,175,000  Diaz-Upton LLC (LOC: State
                   Street Bank), 1.000%, 7/3/09                        2,175,000
     4,660,000  CFM International Inc (GTD:
                   General Electric), 1.030%, 7/6/09                   4,660,000
       195,000  Connelly & Brueshaber #1 (LOC:
                   US Bank NA), 2.750%, 7/2/09                           195,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES                 $   135,138,401
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 2.9%
     2,900,000  IN St Bd Bk Rev, 1.980%, 8/1/09                        2,900,000
     1,000,000  Butler Co OH LTGO BANS,
                   4.000%, 8/6/09                                      1,000,000
     1,500,000  Groton City CT UTGO,
                   5.125%, 10/8/09                                     1,501,481
     1,024,000  Carmel Clay Ind Schs UTGO,
                   2.750%, 12/31/09                                    1,032,931
       900,000  Columbus Ind Multi-High Sch
                   Bldg Corp Bd, 2.500%, 12/31/09                        900,000
       800,000  Gahanna-Jefferson City Sch Dist
                   OH UTGO, 3.000%, 3/10/10                              802,708
     1,400,000  Franklin Co OH Spl Oblig BANS,
                   3.100%, 3/12/10                                     1,401,898
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS                    $     9,539,018
--------------------------------------------------------------------------------

                CERTIFICATES OF DEPOSITS/TIME DEPOSITS -- 1.7%
     5,700,000  Bank of Montreal-Chicago FRN,
                   1.501%, 7/22/09                               $     5,700,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 13.8%
$    7,000,000  ADP CP, .150%, 7/1/09                            $    7,000,000
     9,646,000  BNP CP, .200%, 7/1/09                                 9,646,000
    12,600,000  Societe Generale, .160%, 7/1/09                      12,600,000
     8,000,000  Toyota Motor Credit Corp,
                   .240%, 7/1/09                                      8,000,000
     7,500,000  Charlotte NC COP (Nascar Hall
                   of Fame) (LOC: KBC Bank),
                   2.000%, 7/28/09                                    7,500,000
       600,000  Charlotte NC COP (Nascar Hall
                   of Fame) (LOC: KBC Bank),
                   2.000%, 7/28/09                                      600,000
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                           $   45,346,000
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.1%
                (Amortized Cost $329,395,353)                    $  329,395,353

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- (0.1%)                              (484,470)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $  328,910,883
================================================================================

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolios of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1         LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Commercial Paper    $          --   $  45,346,000   $        --  $   45,346,000
Corporate Bonds                --     141,072,237            --     141,072,237
FHLMC                          --         192,621            --         192,621
Government Bonds               --      42,970,658            --      42,970,658
Municipal Bonds                --      99,813,837            --      99,813,837
                    -----------------------------------------------------------
                                                                 $  329,395,353

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

The Funds have adopted the Financial Accounting Standards Board's (FASB) Satement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under Statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the period ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED

As of June 30, 2009, the High Yield Fund had loaned corporate bonds having a fair value of approximately $634,510 and had received collateral valued at $651,400 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2009, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:
                                   GROSS         GROSS           NET
                   FEDERAL       UNREALIZED    UNREALIZED     UNREALIZED
                   TAX COST     APPRECIATION  DEPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------
Core Bond Fund    $51,007,363   $   857,212   $(3,693,455)   $(2,836,243)
High Yield Fund   $64,589,252   $ 1,007,176   $(7,666,134)   $(6,658,958)

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 21, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
CP - Commercial Paper
DN - Discount Note
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
PLC - Public Limited Company
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust

By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 18, 2009